NON-CONTROLLING INTERESTS - Non-controlling Interests of others in Operating Subsidiaries and Properties (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 17,162	$ 16,022
Subsidiaries with material non-controlling interests | Corporate Holding Entities
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	0.00%	0.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 4,946	$ 4,907
Subsidiaries with material non-controlling interests | Brookfield Office Properties (“BPO”)
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	0.00%	0.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 4,076	$ 4,047
Subsidiaries with material non-controlling interests | Brookfield Office Properties (“BPO”) | Bottom of range
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	1.00%
Subsidiaries with material non-controlling interests | Brookfield Office Properties (“BPO”) | Top of range
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	100.00%
Subsidiaries with material non-controlling interests | U.S. Retail
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	0.00%	0.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 2,793	$ 2,012
Subsidiaries with material non-controlling interests | U.S. Manufactured Housing
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	77.00%	77.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 895	$ 838
Subsidiaries with material non-controlling interests | U.S. Multifamily
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	88.00%	73.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 795	$ 579
Subsidiaries with material non-controlling interests | Korea Mixed-use
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	78.00%	78.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 604	$ 577
Subsidiaries with material non-controlling interests | U.K. and Ireland Short Stay
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	73.00%	73.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 409	$ 414
Subsidiaries with material non-controlling interests | Other LP Investments
Disclosure of subsidiaries [line items]
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 2,644	$ 2,648
Subsidiaries with material non-controlling interests | Other LP Investments | Bottom of range
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	33.00%	33.00%
Subsidiaries with material non-controlling interests | Other LP Investments | Top of range
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	99.00%	99.00%